Stockholders’ Equity (Details) - USD ($)					12 Months Ended
		Oct. 26, 2023	Aug. 31, 2023	Feb. 28, 2022	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2023
Class of Stock [Line Items]
Preferred stock, shares issued				257,639
Preferred stock, par value (in Dollars per share)					$ 0.0001	$ 0.0001
Preferred stock, shares authorized					10,000,000	10,000,000
Per share (in Dollars per share)					$ 0.0001
Gross proceeds (in Dollars)				$ 999,999
Converted shares of common stock					7,978,616
Common stock, shares authorized					300,000,000	300,000,000
Common stock, par value (in Dollars per share)					$ 0.0001	$ 0.0001
Common stock, shares issued					24,832,814	7,161,654
Predecessor shares converted					937,961
Shares of common stock					937,961
Private Placement shares issued		143,531
Common stock gross proceeds (in Dollars)		$ 574,124
Common stock price per share (in Dollars per share)		$ 4
Common stock net proceeds (in Dollars)		$ 529,127
Shares of restricted common stock issued					338,121
Total recourse notes (in Dollars)					$ 164,116
Subscription receivable (in Dollars)					169,616	$ 165,719
Restricted stock award liability (in Dollars)					158,617	162,747
Restricted common stock value (in Dollars)					(9,838)	161,469
Rstricted stock award liability (in Dollars)						$ 162,747
Restricted stock issued					158,617	162,747
Common stock vesting requirements					6,842,490
Common stock unvesting requirements					2,877,761
Shares remained unvested					1 year 7 months 6 days
Vesting of restricted common stock (in Dollars)					$ 263,893	$ 141,446
Repurchased restricted stock awards					319,118	287,591
Exercise price of per share (in Dollars per share)					$ 0.001
Warrants issued					250,000
Volatility rate					75.00%	79.10%
Risk-free interest rate						2.98%
Private Placement [Member]
Class of Stock [Line Items]
Common stock, par value (in Dollars per share)			$ 4		$ 4
Common stock, shares issued			257,762		2,782,378
Private placement offering for gross proceeds (in Dollars)			$ 1,031,048		$ 11,129,512
Common Stock [Member]
Class of Stock [Line Items]
Predecessor shares converted					4,372,601
Private Placement shares issued					143,531
Restricted common stock value (in Dollars)
Convertible Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued					10,090,150
Series Seed Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued					0	3,091,672
Preferred stock, par value (in Dollars per share)				$ 3.88	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	[1]				4,008,079	4,008,079
Series Seed Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued					4,008,079
Predecessor shares converted
Private Placement shares issued
Restricted common stock value (in Dollars)
Series Seed-1 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued					0	2,440,411
Preferred stock, par value (in Dollars per share)					$ 0.0001	$ 0.0001
Preferred stock, shares authorized	[1]				3,037,227	3,037,227
Series Seed-1 Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued					3,037,227
Predecessor shares converted
Private Placement shares issued
Restricted common stock value (in Dollars)
Series Seed-2 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued					0	2,088,696
Preferred stock, par value (in Dollars per share)					$ 0.0001	$ 0.0001
Preferred stock, shares authorized	[1]				2,599,497	2,599,497
Series Seed-2 Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued					2,599,497
Predecessor shares converted
Private Placement shares issued
Restricted common stock value (in Dollars)
Series Seed Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued					0	357,836
Preferred stock, par value (in Dollars per share)					$ 0.0001	$ 0.0001
Preferred stock, shares authorized	[1]				445,347	445,347
Series Seed Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued					445,347
Preferred stock, par value (in Dollars per share)					$ 0.0001
Predecessor shares converted
Private Placement shares issued
Restricted common stock value (in Dollars)
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized					10,000,000
Serve Preferred Stock [Member]
Class of Stock [Line Items]
Converted shares of common stock							7,978,616
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized					300,000,000
Common stock, par value (in Dollars per share)					$ 0.0001
Restricted Stock [Member]
Class of Stock [Line Items]
Subscription receivable (in Dollars)					$ 165,719
Restricted stock award liability (in Dollars)					$ 162,747	$ 165,719
Restricted common stock shares					11,194	2,820
Restricted common stock value (in Dollars)					$ 13,735	$ 4,250
Rstricted stock award liability (in Dollars)					$ 169,616
Repurchased restricted stock awards					638,000
Warrant [Member]
Class of Stock [Line Items]
Warrants purchase					1,090,272
Purchase of common stock percentage					8.00%
Exercise price of per share (in Dollars per share)					$ 2.67
Warrants issued					468,971
Common stock fair value (in Dollars per share)					$ 4
Exercise price (in Dollars per share)					$ 3.2
Warrants term					5 years
Volatility rate					75.00%
Risk-free interest rate					4.18%
Total discount (in Dollars)					$ 991,000
Weighted-average remaining term					3 years 2 months 12 days
Warrant [Member] | Private Placement [Member]
Class of Stock [Line Items]
Warrants purchase					403,909
Exercise price of per share (in Dollars per share)					$ 4
Warrants issued					153,909
Warrant [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Warrants purchase					160,323
Warrant [Member] | Common Stock [Member]
Class of Stock [Line Items]
Warrants purchase					17,314
Purchase of common stock percentage					50.00%
Exercise price of per share (in Dollars per share)					$ 3.2
Patricia [Member] | Common Stock [Member]
Class of Stock [Line Items]
Predecessor shares converted					1,500,000
SAFE [Member] | Common Stock [Member]
Class of Stock [Line Items]
Predecessor shares converted					4,372,601
Patricia’s Common Stock [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants purchase					13,911
Patricia’s Common Stock [Member] | Warrant [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Warrants purchase					128,819
Investors [Member] | Warrant [Member]
Class of Stock [Line Items]
Exercise price of per share (in Dollars per share)					$ 3.2
Bridge Brokers [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants issued					74,662

[1]	The authorized shares of preferred stock in the consolidated balance sheets above reflect the historical authorized shares of Serve. Upon the Merger, shares issued and outstanding have been retroactively restated to reflect the exchange ratio of 0.8035 as described in Note 4.